DEFERRED TAX ASSETS AND LIABILITIES - Amounts after the consolidated elimination adjustments (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2021	Dec. 31, 2020
DEFERRED TAX ASSETS AND LIABILITIES
Deferred tax assets	¥ 19,389	¥ 25,054
Deferred tax liabilities	¥ 7,910	¥ 8,124